Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 -	SHAREHOLDERS' EQUITY:

a.	Share capital:

Reverse split

On October 21, 2019, the Company effected a 20:1 reverse split of its share capital. No adjustment was made to the number of ordinary shares underlying each ADS of the Company, and each ADS continues to represent 40 of the Company's ordinary shares, no par value. All descriptions of the Company's share capital in these financial statements, including share amounts and per share amounts, are presented after giving effect to the reverse split.

As of December 31, 2019 and 2018, the Company's share capital is composed as follows:

	Number of shares
	Authorized		Issued and paid
	December 31,		December 31,
	2019	2018	2019	2018

Ordinary shares of no-par value	250,000,000	50,000,000	56,391,512	4,067,785

The Company's ordinary shares are traded on the TASE, and, commencing August 21, 2018, the Company's ADSs are traded on the Nasdaq under the symbol "SFET." Each ADS represents 40 ordinary shares. The last reported market price for the Company's securities on December 31, 2019 was $3.03 per ADS on the Nasdaq and $0.073 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).

b.	Tradable warrants:

On June 8, 2016, the Company completed a public offering by means of issuing units of securities. As part of the issuance, offers were received to purchase 1,615 units of 1,615 shares, 64,614 Series 1 warrants and 64,614 Series 2 warrants, in consideration for $4,173 thousand.

The terms of the warrants, which were issued were as follows: each Series 1 warrant was exercisable into one ordinary share in consideration for NIS 125 until February 9, 2017. Each Series 2 warrant was exercisable into one share in consideration for NIS 150 until December 9, 2017. As of December 31, 2019, both warrants were expired.

●	Series 1 warrants

On January 30, 2017, the Company's general meeting decided to defer the exercise date of the Series 1 warrants from February 9, 2017 to April 30, 2017 and to reduce the exercise price of the warrants from NIS 125 to NIS 110. As of April 30, 2017, 438 warrants were exercised before the reduction of the exercise price, for a total consideration of approximately NIS 55 thousand (approximately $14 thousand), and 64,077 warrants were exercised after the reduction of the exercise price, for a total consideration of approximately NIS 7,048 thousand (approximately $1,930 thousand) (99.85% of all series 1 warrants were exercised in consideration for approximately NIS 7,103 thousand (approximately $ 1,943 thousand)). The remaining warrants expired on April 30, 2017.

●	Series 2 warrants

351 warrants were exercised in May 2017 for a total consideration of approximately NIS 53 thousand (approximately $15 thousand). On November 2017, the Company's general meeting and Board of Directors decided to defer the exercise date of the Series 2 warrants from December 9, 2017 to February 9, 2018 and to reduce the exercise price of the warrants from NIS 150 to NIS 125. On February 9, 2018, the Series 2 Warrants expired with no further exercises.

Movement in the number of the Series 1 and 2 warrants are as follows:

	2018	2017
	Series 2 warrants	Series 1 warrants	Series 2 warrants

Outstanding at beginning of year:	64,263	64,614	64,614
Issuance	-	-	-
Exercised	-	(64,514)	(351)
Expired	(64,263)	(100)	-
Outstanding at end of year	-	-	64,263

c.	Private offerings:

During the years 2018 and 2017, the Company raised approximately $9.7 million, before deducting issuance expenses, in a series of private offerings, as follows:

Date of offering	Number of shares	Unit price (in NIS)	Gross proceeds (U.S. dollars in thousands)
April 6, 2017	67,742	120	2,237
May 11, 2017	22,074	120	727
May 22, 2017	30,250	120	1,001
June 13, 2017	58,714	140	2,280
June 3, 2018	381,729	26-30	2,959
June 3, 2018	20,823	6	34
September 25, 2018	289,079	6	481

Date of offering	Number of warrants	Warrant exercise price (in NIS)	Expiration date
April 6, 2017	67,942	175	November 30, 2018
May 11, 2017	22,074	175	November 30, 2018
May 22, 2017	30,250	175	November 30, 2018
June 13, 2017	58,714	200	November 30, 2018
June 3, 2018	218,935	46.4	November 30, 2019

In connection with the private offerings, the Company used the services of brokers, who mediated between the investors and the Company. In consideration for the services rendered by those brokers, the Company awarded them fully vested non-traded warrants, as follows:

Date of award	Number of non-traded warrants awarded	Exercise price (in NIS)	Expiration Date
April 6, 2017	569	120	April 9, 2022
April 6, 2017	2,828	120	April 9, 2020
May 11, 2017	1,104	120	May 11, 2020
May 22, 2017	2,269	120	June 21, 2020
June 13, 2017	4,225	200	June 21, 2020
June 3, 2018	20,702	46	November 30, 2019
June 3, 2018	645	200	November 30, 2018
August 21, 2018	745	48	November 30, 2019

The Company accounted for the said awards in accordance with the provisions of IFRS 2 "Share-based payment". The value of the services that were rendered by the brokers was treated as issuance costs, by crediting equity and allocating on a pro rata basis between the premium and finance expenses according to the proportion of equity instruments and liability instruments included in each private issuance.

As part of the private offerings, the Company has undertaken that in case that it will decide to issue additional shares over the course of up to 12 or 24 months from the respective dates of the issuances, at a price per share that is lower than the price per share that was set as part of the private issuances, it will compensate the relevant investors by issuing additional shares in accordance with the difference between the price per share of the relevant private issuance and the price per share in that future issuance, up to a minimal price that ranges between NIS 0.88-6.00 per share, according to the terms of the relevant issuance. In addition, the Company has also undertaken to compensate certain brokers by issuing additional warrants in case of an anti-dilution trigger.

Following the June 3, 2018 private offering, the Company issued 20,823 shares at an exercise price of NIS 6.0 per share, reflecting the exercise price pursuant to the anti-dilution rights held by the investors, for an approximate amount of $34 thousand, and granted an additional 645 warrants, which were also triggered by an anti-dilution clause provided in prior private offerings.

Also, following the public offering as described below, the Company issued 289,079 ordinary shares in consideration for NIS 6.0 per share, reflecting the exercise price pursuant to the anti-dilution rights held by the investors, for an approximate amount of $481 thousand, and granted an additional 745 warrants which were also triggered by an anti-dilution clause provided in prior private offerings.

For accounting purposes, the Company recognized financial liabilities in respect of warrants and in respect of anti-dilution features (see above). The warrants are measured at fair value (level 1) in accordance with their quoted price. Changes are recorded to profit or loss on a periodic basis. The anti-dilution features are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis. The equity component is initially recognized by subtracting the fair value of the financial liabilities from consideration received. The equity component is not re-measured in subsequent periods. Issuance expenses of $1,545 thousand in 2018 and $663 thousand in 2017 were allocated on a pro-rata basis to the three components mentioned above.

d.	OTC listing:

On June 26, 2017, the Company obtained all approvals required for listing the Company's ordinary shares as ADSs that are tradable as part of the OTCQB Venture Market of the Over the Counter (OTC) market in the United States In accordance with the approvals, the Company commenced trading as part of the ADR Level 1 program as from June 27, 2017 under the symbol "SFTTY"; each ADS represented four (currently 40) ordinary shares of the Company. In August 2018, following the Nasdaq public offering and the listing in Nasdaq, the Company's ADS's ceased to trade on the OTC market.

e.	Public and registered direct offerings:

1.	On August 21, 2018, the Company completed an underwritten public offering on the Nasdaq of 25,522 units comprised of 25,522 ADSs at a price of $287 per ADS, 25,522 Series A warrants to purchase up to 38,278 ADSs with an exercise price of $287 per ADS, and 25,522 Series B warrants to purchase up to a maximum of 59,670 ADSs. Each ADS represents 40 of the Company's ordinary shares. The Company received aggregate gross proceeds of approximately $7.335 million from the offering.

The Series A warrants have a term of six years, are exercisable immediately and have an exercise price of $287 per ADS. The Series B warrants will become exercisable, if at all, commencing 120 days after issuance, at the discretion of the holder thereof until exercised in full, if at the 120th day after issuance, 80% of the lowest volume weighted average price of the ADSs during the five trading days immediately prior to such date (the "Reset Price"), is lower than $287. In such event, each Series B warrant holder will be entitled to additional ADSs at an exercise price of $0.02 per ADS, with the number of ADSs exercisable equal to the aggregate investment by such holder in connection with the closing of the offering divided by the Reset Price, less any ADSs issued to such holder at the closing of the offering. In no event shall the Reset Price be less than $86.10, subject to customary adjustments for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions. In the event the right to purchase additional ADSs is not triggered on the 120th day after issuance, the Series B warrants will expire immediately.

For accounting purposes, the Company's obligation to issue a variable number of shares pursuant to the series B warrants, was classified as a financial liability measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes in the fair value were recorded to profit and loss until the reset date (see below). The equity components are initially recognized by subtracting the fair value of the financial liability from consideration received, based on the proportion of each one of them. The equity components are not re-measured in subsequent periods. Issuance expenses of $1.3 million in 2018 were allocated on a pro-rata basis to the three components mentioned above.

In connection with the underwritten public offering, the Company granted the underwriter a 45-day option to purchase up to 3,828 additional ADSs and Series A warrants to purchase up to an additional 5,742 ADSs and Series B warrants to purchase up to an additional 5,742 ADS. The underwriter did not exercise the option.

The Company also granted the underwriter warrants to purchase up to 1,276 ADSs at an exercise of $287 per ADS and a term of 5 years from the issuance date.

On December 19, 2018, the Reset Price of the Series B Warrants was set at $86.10 per ADS. As a result, the Series B Warrants holders are entitled to an additional 59,670 ADSs subject to payment of an exercise price of $0.001 per ADS. The exercise period is unlimited.

A total of 12,275 ADSs resulting from the Series B Warrants' Reset Price calculations were not registered with the U.S. Securities and Exchange Commission ("SEC"). As a result, in January 2019 those warrants were cancelled and replaced with substantially similar warrants that contain a mechanism for cashless exercise.

As of December 31, 2019, 58,231 ADS's were exercised by the Series B warrants holders, such that the unexercised balance as of this date was 1,431 ADSs.

For accounting purposes, as of December 19, 2018, following the setting of the Reset Price, as described above, the fair value of the financial liability, as of such date, in the amount of $3,479 thousand, was reclassified to equity on December 31, 2018, other than the amount of ADSs not approved for registration, which was still classified as a financial liability in the statement of financial position based on fair value of the Company's share price at December 31, 2018 (a level 1 measurement). During 2019, the remaining amount of financial liability was classified to equity, after approved for registration.

2.	On November 5, 2019, the Company completed an additional underwritten public offering of approximately $3.5 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of (i) 121,400 units (the "Units") of ADSs and warrants to purchase 1.5 ADSs per warrant (the "November 2019 Warrants"), with each Unit consisting of one ADS and one November 2019 Warrant, and (ii) 378,500 pre-funded units (the "Pre-Funded Units"), with each Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (a "November 2019 Pre-Funded Warrant") and a November 2019 Warrant.

Each ADS represents 40 ordinary shares of the Company. Each Unit was sold at a price of $7.00 per unit, and each Pre-Funded Unit was sold at a price of $7.00 per unit, including the November 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The November 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The November 2019 Warrants have a per ADS exercise price of $7.70 per full ADS, are exercisable immediately, and will expire five years from the date of issuance.

The Company granted the underwriter a 45-day option to purchase up to an additional 74,985 ADSs and/or November 2019 Warrants to cover over-allotments, if any. The underwriter did not exercise their option.

As of December 31, 2019, all Pre-Funded Units from this offering were exercised in exchange for the exercise price of $0.001 per ADS, as well as 10,000 warrants that were exercised in an aggregate amount of $77 thousand.

3.	On December 16, 2019, the SEC declared effective the Company's shelf registration statement, which enables it to raise up to $20 million during the three-year period following the effective date, subject to certain SEC regulations.

4.

On December 26, 2019, the Company completed the December 2019 Registered Direct Offering of $1,668 thousand, before deducting offering expenses. The offering consisted of (i) 269,272 ADSs, and (ii) 260,281 pre-funded warrants, each to purchase one ADS and one regular warrant to purchase one ADS at an exercise price of $3.30 (the "December 2019 Pre-Funded Warrants").

Each ADS represents 40 ordinary shares of the Company. Each ADSs was sold at a price of $3.15 per ADS, and each December 2019 Pre-Funded Warrant was sold at a price of $3.15 per warrant, including the December 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The December 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The December 2019 Warrants have a per ADS exercise price of $3.30 per full ADS, are exercisable immediately, and will expire 5.5 years from the date of issuance.

For accounting purposes, the Company recognized financial liability in respect of the December 2019 Warrants. These warrants are measured at fair value (level 3) as reflected in a valuation carried out as of the date of the transaction. Changes are recorded to profit or loss on a periodic basis. The equity components are initially recognized by subtracting the fair value of the financial liability from consideration received. The equity components are not re-measured in subsequent periods. Issuance expenses of $185 thousand in 2019 were allocated on a pro-rata basis to the three components mentioned above.

f.	Rights conferred by shares:

Ordinary shares

The ordinary shares confer upon their holders voting rights, the right to receive dividends, the right to a share in excess assets upon liquidation of the Company and other rights as set out in the Company's articles of association.